Parent Company Only Condensed Financial Information - Condensed Balance Sheets - Parenthetical (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Class A ordinary shares
Issuance of Common Stock
Ordinary shares par value	$ 0.001	$ 0.001
Ordinary shares authorized	150,000,000	150,000,000
Ordinary shares issued	19,068,224	19,068,224
Ordinary shares outstanding	18,550,770	18,550,770
Treasury shares (in Shares)	517,454	517,454
Class B
Issuance of Common Stock
Ordinary shares par value	$ 0.001	$ 0.001
Ordinary shares authorized	150,000,000	150,000,000
Ordinary shares issued	6,571,429	6,571,429
Ordinary shares outstanding	6,571,429	6,571,429
Secoo Holding Limited
Issuance of Common Stock
Ordinary shares authorized	150,000,000	150,000,000
Secoo Holding Limited | Class A ordinary shares
Issuance of Common Stock
Ordinary shares par value	$ 0.001	$ 0.001
Ordinary shares issued	19,068,224	19,068,224
Ordinary shares outstanding	18,550,770	18,550,770
Treasury shares (in Shares)	517,454	517,454
Secoo Holding Limited | Class B
Issuance of Common Stock
Ordinary shares par value	$ 0.001	$ 0.001
Ordinary shares issued	6,571,429	6,571,429
Ordinary shares outstanding	6,571,429	6,571,429